SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011 Entity	Dec. 28, 2013 Minimum	Dec. 28, 2013 Selling, General and Administrative Expense	Dec. 29, 2012 Selling, General and Administrative Expense	Dec. 31, 2011 Selling, General and Administrative Expense	Dec. 28, 2013 Sales Revenue, Net [Member]	Dec. 29, 2012 Sales Revenue, Net [Member]	Dec. 31, 2011 Sales Revenue, Net [Member]	Dec. 29, 2012 Hardware & Home Improvement	Oct. 31, 2012 Hardware & Home Improvement	Apr. 08, 2013 Second closing Tong Lung	Dec. 28, 2013 Net Sales [Member]	Dec. 29, 2012 Net Sales [Member]	Dec. 31, 2011 Net Sales [Member]	Dec. 28, 2013 SG&A [Member]	Dec. 29, 2012 SG&A [Member]	Dec. 31, 2011 SG&A [Member]
Significant Accounting Policies [Line Items]
Number of Days in a Fiscal Year	364 days	364 days	364 days
Impairment of Long-Lived Assets Held-for-use	$ 22.2
Proceeds from sales of businesses, net of cash sold	93.5	1,260.6	27.1								1,400.0	1,400.0	93.5
Number of small of businesses sold			3
Revenue recognition, multiple element arrangement percentage	7.00%
Advertising costs					121.1	121.4	134.4
Cooperative Advertising Expense														172.4	159.8	151.7	6.0	4.4	7.4
Shipping and distribution costs					230.4	203.0	202.2	201.6	181.2	158.3
Vesting period of stock-based compensation grants	4 years
Stock-based compensation, minimum retirement age for eligibility				55 years
Minimum service year to be eligible to stock-based compensation benefits	10 years
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax											$ 358.9		$ 4.7